3. Loans, Allowance for Loan Losses (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan losses
Beginning balance	$ 9,589	$ 11,082	$ 13,501
Charge-offs	(1,238)	(1,844)	(2,637)
Recoveries	405	368	917
Provision	(1,206)	(17)	(699)
Ending balance	7,550	9,589	11,082
Ending balance: individually evaluated for impairments	1,319	1,382	1,497
Ending balance: collectively evaluated for impairments	6,231	8,207	9,585
Ending balance	7,550	9,589	11,082
Loans
Ending balance	723,811	689,091	651,891
Ending balance: individually evaluated for impairment	21,301	24,914	28,166
Ending balance: collectively evaluated for impairment	702,510	664,177	623,725
Construction and land development
Allowance for loan losses
Beginning balance	2,185	2,785	3,218
Charge-offs	(7)	(198)	(884)
Recoveries	10	45	428
Provision	(1,036)	(447)	23
Ending balance	1,152	2,185	2,785
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	1,152	2,185	2,785
Ending balance	1,152	2,185	2,785
Loans
Ending balance	61,749	65,791	57,617
Ending balance: individually evaluated for impairment	0	216	3,639
Ending balance: collectively evaluated for impairment	61,749	65,575	53,978
Single-family residential
Allowance for loan losses
Beginning balance	2,534	2,566	3,123
Charge-offs	(275)	(618)	(309)
Recoveries	55	34	72
Provision	(188)	552	(320)
Ending balance	2,126	2,534	2,566
Ending balance: individually evaluated for impairments	0	96	82
Ending balance: collectively evaluated for impairments	2,126	2,438	2,484
Ending balance	2,126	2,534	2,566
Loans
Ending balance	240,700	220,690	206,417
Ending balance: individually evaluated for impairment	935	2,636	2,298
Ending balance: collectively evaluated for impairment	239,765	218,054	204,119
Single-family residential - Banco de la Gente stated income
Allowance for loan losses
Beginning balance	1,460	1,610	1,863
Charge-offs	0	(117)	(190)
Recoveries	0	22	16
Provision	(83)	(55)	(79)
Ending balance	1,377	1,460	1,610
Ending balance: individually evaluated for impairments	1,160	1,115	1,155
Ending balance: collectively evaluated for impairments	217	345	455
Ending balance	1,377	1,460	1,610
Loans
Ending balance	40,189	43,733	47,015
Ending balance: individually evaluated for impairment	16,718	17,850	18,884
Ending balance: collectively evaluated for impairment	23,471	25,883	28,131
Commercial
Allowance for loan losses
Beginning balance	1,917	1,902	2,219
Charge-offs	(318)	(329)	(290)
Recoveries	19	21	171
Provision	(25)	323	(198)
Ending balance	1,593	1,917	1,902
Ending balance: individually evaluated for impairments	159	171	260
Ending balance: collectively evaluated for impairments	1,434	1,746	1,642
Ending balance	1,593	1,917	1,902
Loans
Ending balance	247,521	228,526	228,558
Ending balance: individually evaluated for impairment	3,648	4,212	3,345
Ending balance: collectively evaluated for impairment	243,873	224,314	225,213
Multifamily and Farmland
Allowance for loan losses
Beginning balance	0	7	37
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	52	(7)	(30)
Ending balance	52	0	7
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	52	0	7
Ending balance	52	0	7
Loans
Ending balance	21,047	18,080	12,400
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	21,047	18,080	12,400
Commercial loans (not secured by real estate)
Allowance for loan losses
Beginning balance	842	1,098	1,069
Charge-offs	(146)	(37)	(430)
Recoveries	170	101	54
Provision	(191)	(320)	405
Ending balance	675	842	1,098
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	675	842	1,098
Ending balance	675	842	1,098
Loans
Ending balance	87,596	91,010	76,262
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	87,596	91,010	76,262
Farm loans (not secured by real estate)
Allowance for loan losses
Beginning balance	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	0	0	0
Ending balance	0	0	0
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	0	0	0
Ending balance	0	0	0
Loans
Ending balance	0	3	7
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	0	3	7
Consumer And All Other Loans
Allowance for loan losses
Beginning balance	172	233	245
Charge-offs	(492)	(545)	(534)
Recoveries	151	145	176
Provision	373	339	346
Ending balance	204	172	233
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	204	172	233
Ending balance	204	172	233
Loans
Ending balance	25,009	21,258	23,615
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	25,009	21,258	23,615
Unallocated
Allowance for loan losses
Beginning balance	479	881	1,727
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	(108)	(402)	(846)
Ending balance	371	479	881
Ending balance: individually evaluated for impairments	0	0	0
Ending balance: collectively evaluated for impairments	371	479	881
Ending balance	371	479	881
Loans
Ending balance	0	0	0
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0	$ 0